Schedule of Investments (unaudited)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$800	$803,520
Argentina — 1.2%
Pampa Energia SA, 7.88%, 12/16/34(a)	400	400,000
Pluspetrol SA, 8.50%, 05/30/32(b)	400	406,750
Telecom Argentina SA
9.25%, 05/28/33(a)	600	616,500
9.50%, 07/18/31(a)	500	524,935
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	350	342,108
8.50%, 06/10/33(b)	200	205,200
8.50%, 06/10/33(a)	100	102,600
YPF SA
6.95%, 07/21/27(a)	402	402,402
7.00%, 09/30/33(a)(c)	400	380,672
7.00%, 12/15/47(a)	315	268,931
8.25%, 01/17/34(a)	650	654,550
8.75%, 09/11/31(a)	300	311,475
9.00%, 06/30/29(a)(c)(d)	400	412,875
9.50%, 01/17/31(a)	500	527,655
		5,556,653
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	194,600
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	600	606,294
BBK BSC, 6.88%, 06/06/29(a)	400	404,875
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	200	199,116
		1,404,885
Brazil — 7.7%
3R Lux SARL, 9.75%, 02/05/31(a)	400	411,400
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	265	267,109
Adecoagro SA, 7.50%, 07/29/32(b)	300	299,775
Aegea Finance SARL
6.75%, 05/20/29(a)	400	401,500
9.00%, 01/20/31(a)	400	427,000
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	600	588,000
Ambipar Lux SARL, 9.88%, 02/06/31(a)	400	362,500
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	364,200
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(a)(e)	400	398,080
6.50%, 01/22/30(a)(e)	600	624,600
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(a)	200	200,638
6.25%, 04/08/29(a)	400	411,550
Banco do Brasil SA
3.25%, 09/30/26(a)	400	392,812
4.88%, 01/11/29(a)	400	393,800
6.00%, 03/18/31(a)	400	406,020
6.25%, 04/18/30(a)	600	614,100
8.75%, (10-year CMT + 4.398%)(a)(d)(e)(f)	1,000	1,002,575
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	400	405,200
Braskem America Finance Co., 7.13%, 07/22/41(a)(e)	400	261,400
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	612,000
4.50%, 01/31/30(a)(e)	1,000	703,500
5.88%, 01/31/50(a)	400	235,500
7.25%, 02/13/33(a)	600	423,570
8.00%, 10/15/34(a)	600	425,250
Security	Par (000)	Value
Brazil (continued)
8.50%, 01/12/31(a)	$400	$313,000
BRF SA
4.88%, 01/24/30(a)	400	382,572
5.75%, 09/21/50(a)	400	327,253
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	400	380,000
6.50%, 01/11/35(a)	400	394,880
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	400	410,000
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	400	390,250
Cosan Overseas Ltd., 8.25%(a)(f)	200	201,312
CSN Inova Ventures, 6.75%, 01/28/28(a)	800	759,464
CSN Resources SA
4.63%, 06/10/31(a)	600	473,700
5.88%, 04/08/32(a)	200	165,400
8.88%, 12/05/30(a)	400	395,800
FS Luxembourg Sarl, 8.63%, 06/25/33(b)	200	199,375
Gol Finance Inc.
14.38%, 06/06/30(b)(e)	1,200	1,164,000
14.38%, 06/06/30(a)	100	97,000
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(d)	200	198,360
6.00%, 02/27/30(a)(e)	800	820,000
7.56%, (5-year CMT + 3.222%)(a)(d)(f)	200	200,400
7.86%, (5-year CMT + 3.863%)(a)(d)(f)	400	402,092
Klabin Austria GmbH
3.20%, 01/12/31(a)	400	354,740
5.75%, 04/03/29(a)	400	405,400
7.00%, 04/03/49(a)	400	403,652
LD Celulose International GmbH, 7.95%, 01/26/32(a)	400	418,200
MARB BondCo PLC, 3.95%, 01/29/31(a)	800	707,080
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	1,095	886,667
Minerva Luxembourg SA
4.38%, 03/18/31(a)	600	535,578
8.88%, 09/13/33(a)	600	651,750
Movida Europe SA, 7.85%, 04/11/29(a)	400	374,000
Petrobras Global Finance BV
5.50%, 06/10/51(e)	350	273,263
5.60%, 01/03/31(e)	475	481,241
6.00%, 01/27/28(e)	600	610,335
6.00%, 01/13/35	650	629,119
6.50%, 07/03/33(e)	550	564,886
6.75%, 01/27/41(e)	600	592,350
6.85%, 06/05/2115(e)	800	711,520
6.88%, 01/20/40(e)	450	451,687
7.25%, 03/17/44(e)	516	524,875
7.38%, 01/17/27	400	412,680
Rede D'or Finance SARL
4.50%, 01/22/30(a)	500	473,540
4.95%, 01/17/28(a)	200	197,744
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	400	363,544
5.25%, 01/10/28(a)	200	199,063
Sabesp Lux Sarl, 5.63%, 08/20/30(b)	400	400,400
Samarco Mineracao SA, 9.50%, 06/30/31, (9.05 % PIK)(a)(g)	2,525	2,496,672
Simpar Europe SA, 5.20%, 01/26/31(a)	400	317,356
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	400	411,876
Usiminas International Sarl, 7.50%, 01/27/32(a)	400	408,350
XP Inc., 6.75%, 07/02/29(a)	400	407,880

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Yinson Bergenia Production BV, 8.50%, 01/31/45(b)	$800	$827,200
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	589	634,557
		35,434,142
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(f)	600	608,436
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	400	408,000
		1,016,436
Chile — 0.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(d)	400	418,244
Agrosuper SA, 4.60%, 01/20/32(a)	350	327,687
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 7.88%, 02/03/30(a)	200	202,590
Banco de Credito e Inversiones SA
7.50%, , (5-year CMT + 3.767%)(a)(d)(f)	200	204,024
8.75%, (5-year CMT + 4.944%)(a)(d)(e)(f)	400	426,800
Falabella SA, 3.38%, 01/15/32(a)	400	348,800
Latam Airlines Group SA
7.63%, 01/07/31(b)	480	492,600
7.88%, 04/15/30(a)	855	882,531
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	195,563
		3,498,839
China — 2.2%
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(d)(f)	1,600	1,593,504
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	400	402,500
Fortune Star BVI Ltd.
5.05%, 01/27/27(a)	400	389,875
8.50%, 05/19/28(a)	400	410,000
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	400	358,500
6.00%, (5-year CMT + 5.584%)(a)(d)(f)	200	199,088
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	400	409,000
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	591,000
4.75%, 04/27/27(a)	600	597,562
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	390,875
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	3,700	3,634,732
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	494,250
4.50%, 01/16/28(a)	200	179,926
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	600	482,700
		10,133,512
Colombia — 2.9%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	323	246,050
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	344,996
Banco Davivienda SA
6.65%, (10-year CMT + 5.097%)(a)(d)(f)	400	355,250
8.13%, 07/02/35, (5-year CMT + 3.520%)(b)(d)	200	202,618
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(d)	600	636,900
Canacol Energy Ltd., 5.75%, 11/24/28(a)	400	118,528
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	176,000
Security	Par (000)	Value
Colombia (continued)
Ecopetrol SA
4.63%, 11/02/31	$700	$603,834
5.88%, 05/28/45(e)	1,140	808,112
5.88%, 11/02/51(e)	450	307,350
6.88%, 04/29/30(e)	1,200	1,201,560
7.38%, 09/18/43(e)	600	515,610
7.75%, 02/01/32	1,200	1,194,600
8.38%, 01/19/36	1,080	1,065,960
8.63%, 01/19/29(e)	650	697,743
8.88%, 01/13/33(e)	1,450	1,521,050
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	361,400
Geopark Ltd., 8.75%, 01/31/30(a)	400	345,760
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	329,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	550,200
Grupo Nutresa SA
8.00%, 05/12/30(a)	600	632,400
9.00%, 05/12/35(a)	600	656,100
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	375,600
		13,246,621
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	400	401,300
Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	416,000
Czechoslovak Group AS, 6.50%, 01/10/31(b)	600	606,534
		1,022,534
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	412,540
Ghana — 0.0%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	200	154,300
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	700	677,453
CT Trust, 5.13%, 02/03/32(a)	400	374,500
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	392,376
Millicom International Cellular SA
4.50%, 04/27/31(a)	600	549,600
6.25%, 03/25/29(a)	360	360,450
		2,354,379
Hong Kong — 1.1%
Bank of East Asia Ltd. (The), 5.83%, (5-year CMT + 5.527%)(a)(d)(f)	250	249,377
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(a)(d)(f)	400	393,800
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.530%)(a)(d)(f)	500	492,250
4.80%, (5-year CMT + 2.104%)(a)(d)(f)	250	249,695
Li & Fung Ltd., 5.25%(a)(f)	400	200,000
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	600	571,500
5.63%, 07/17/27(a)(e)	400	399,000
5.75%, 07/21/28(a)(e)	600	589,500
7.63%, 04/17/32(a)	400	410,500
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.509%)(a)(d)(f)	500	507,135

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(f)(h)(i)	$600	$144,600
4.80%(a)(f)(h)(i)	400	89,500
5.25%, (5-year CMT + 7.889%)(a)(f)(h)(i)	600	165,354
6.25%(a)(f)(h)(i)	800	186,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	203,000
Seaspan Corp., 5.50%, 08/01/29(a)	400	379,448
		5,230,659
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(d)	400	414,048
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	400	429,624
		843,672
India — 2.1%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(a)(d)(f)	400	389,500
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	376,000
CA Magnum Holdings, 5.38%, 10/31/26(a)	600	595,275
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	386	396,892
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	403,800
6.45%, 06/04/29(a)	200	206,120
Greenko Power II Ltd., 4.30%, 12/13/28(a)	478	451,943
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	600	609,750
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(a)(d)(f)	600	583,500
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	403,800
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	284	263,126
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	194,449
5.05%, 04/05/32(a)	400	376,400
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	400	400,000
7.13%, 02/14/28(a)	400	409,200
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(d)(f)	200	197,750
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	381,000
Shriram Finance Ltd.
6.15%, 04/03/28(a)	400	402,802
6.63%, 04/22/27(a)	400	406,704
UPL Corp. Ltd., 4.63%, 06/16/30(a)	400	364,400
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	400	395,500
9.85%, 04/24/33(a)	400	402,000
10.88%, 09/17/29(a)	800	817,200
11.25%, 12/03/31(a)	200	208,250
		9,635,361
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(a)(d)(f)	400	385,500
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	361,740
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	250	261,563
		1,008,803
Israel — 1.5%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	325	311,890
5.88%, 03/30/31(a)(b)	400	373,000
Security	Par (000)	Value
Israel (continued)
8.50%, 09/30/33(a)(b)	$500	$516,449
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	350	347,813
6.75%, 06/30/30(a)(b)	375	370,549
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(e)	500	505,885
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(e)	707	690,209
4.10%, 10/01/46	1,250	880,062
4.75%, 05/09/27	200	198,412
5.13%, 05/09/29(e)	800	799,920
6.00%, 12/01/32	400	408,000
6.75%, 03/01/28(e)	800	826,200
8.13%, 09/15/31	300	338,865
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	405,120
		6,972,374
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	406,752
Jamaica — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27, (2.25% PIK)(g)	716	716,085
Kuwait — 0.2%
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	374,796
4.50%, 02/23/27(a)	200	188,376
NBK Tier 1 Ltd., 6.38%, , (5-year CMT + 2.042%)(b)(d)(f)	200	203,016
		766,188
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	700	560,210
5.75%, 08/15/29(a)	1,200	918,000
		1,478,210
Macau — 0.8%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	400	396,500
7.13%, 06/26/31(a)	400	416,436
Studio City Finance Ltd.
5.00%, 01/15/29(a)	800	749,000
6.50%, 01/15/28(a)	200	198,000
Wynn Macau Ltd.
5.13%, 12/15/29(a)	600	576,678
5.50%, 10/01/27(a)	400	398,500
5.63%, 08/26/28(a)	800	791,280
		3,526,394
Madagascar — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(b)	400	400,400
Mexico — 8.3%
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	201,535
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(d)(f)	200	196,062
6.63%, (10-year CMT + 5.034%)(a)(d)(f)	400	370,800
7.50%, (10-year CMT + 5.470%)(a)(d)(e)(f)	400	400,800
7.63%, (10-year CMT + 5.353%)(a)(d)	400	403,200
8.38%, , (5-year CMT + 4.072%)(a)(d)(f)	400	408,769

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
8.38%, (10-year CMT + 7.760%)(a)(d)(f)	$400	$422,180
8.75%, , (10-year CMT + 4.299%)(a)(d)(f)	400	408,980
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(d)	600	577,950
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(d)	350	343,963
7.63%, 02/11/35(a)(d)	600	617,436
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(d)	600	625,560
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(d)	600	638,850
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	712	679,598
10.38%, 11/15/30(a)	371	347,694
Braskem Idesa SAPI
6.99%, 02/20/32(a)	700	465,500
7.45%, 11/15/29(a)(e)	600	423,186
Cemex SAB de CV, 7.20%, (5-year CMT + 2.292%)(b)(d)(f)	600	611,700
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(d)(e)(f)	500	494,445
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	400	392,160
8.63%, 11/15/31(a)	400	389,000
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	168,850
Petroleos Mexicanos
5.35%, 02/12/28	1,300	1,265,485
5.95%, 01/28/31(e)	2,200	2,037,200
6.35%, 02/12/48	1,000	742,300
6.38%, 01/23/45(e)	700	525,875
6.49%, 01/23/27	1,000	1,000,000
6.50%, 03/13/27	2,360	2,359,363
6.50%, 01/23/29(e)	725	720,650
6.50%, 06/02/41(e)	1,000	790,600
6.63%, 06/15/35(e)	1,700	1,510,815
6.70%, 02/16/32	4,200	3,990,000
6.75%, 09/21/47(e)	3,300	2,545,950
6.84%, 01/23/30	1,450	1,426,800
6.95%, 01/28/60(e)	2,350	1,813,260
7.69%, 01/23/50	4,950	4,176,810
8.75%, 06/02/29	1,200	1,262,748
10.00%, 02/07/33(e)	1,200	1,333,740
Saavi Energia Sarl, 8.88%, 02/10/35(a)	700	730,100
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	580	557,131
		38,377,045
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	401,196
Morocco — 0.8%
OCP SA
3.75%, 06/23/31(a)	600	541,176
5.13%, 06/23/51(a)	400	306,528
6.10%, 04/30/30(a)	400	406,460
6.70%, 03/01/36(a)	600	607,002
6.75%, 05/02/34(a)	800	831,925
6.88%, 04/25/44(a)	400	390,734
7.50%, 05/02/54(a)	600	606,663
		3,690,488
Netherlands — 0.1%
Veon Midco BV, 3.38%, 11/25/27(a)	600	555,000
Security	Par (000)	Value
Nigeria — 0.4%
Access Bank PLC
6.13%, 09/21/26(a)	$200	$198,178
9.13%, (5-year CMT + 8.070%)(a)(d)(f)	400	389,864
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	393,280
7.88%, 05/29/30(a)	200	202,266
8.25%, 11/29/31(a)	400	407,468
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	411,000
		2,002,056
Oman — 0.3%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	650	675,799
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	200	201,938
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	467,865
		1,345,602
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	753	684,177
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	400	412,400
Sable International Finance Ltd., 7.13%, 10/15/32(a)	600	599,658
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	373,000
		2,069,235
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(j)	259	205,114
Peru — 0.9%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)(e)	200	196,312
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(d)	400	400,752
6.45%, 07/30/35, (1-day SOFR + 1.140%)(a)(d)	500	515,000
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	400	407,540
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	422,680
Minsur SA, 4.50%, 10/28/31(a)	400	375,020
Peru LNG SRL, 5.38%, 03/22/30(a)	500	474,413
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	479,814
5.63%, 06/19/47(a)	1,100	735,350
		4,006,881
Philippines — 0.6%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(f)	400	394,400
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	387,375
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	390,500
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(f)	200	198,726
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.404%)(a)(d)(f)	400	393,000
8.75%, (5-year CMT + 7.732%)(a)(d)(f)	600	600,000
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(d)(f)	400	388,000
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	200	203,250
		2,955,251
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	400	372,000
Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(f)	400	391,924

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia — 0.8%
Alinma At1 Sukuk Ltd., 6.50%, , (5-year EURIBOR ICE Swap + 2.239%)(a)(d)(f)	$400	$404,792
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	377,124
BAB Usd At1 Sukuk Ltd., 6.50%, , (6-year CMT + 1.956%)(a)(d)(f)	400	399,500
Banque Saudi Fransi, 6.38%, , (1-year CMT + 1.350%)(a)(d)(f)	400	397,672
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	400	413,684
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(d)(f)	400	390,180
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(f)	400	384,125
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.359%)(a)(d)(f)	400	405,600
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.087%)(a)(d)(f)	400	404,500
		3,577,177
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	599,665
Singapore — 0.4%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(d)(f)	600	331,500
Puma International Financing SA, 7.75%, 04/25/29(a)	200	206,983
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	385,328
5.25%, 03/21/34(a)	400	410,872
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(b)	300	312,564
		1,647,247
South Africa — 1.0%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(a)(d)(f)	200	199,000
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	600	609,498
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)	400	340,876
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	402,876
Sasol Financing USA LLC
4.38%, 09/18/26	400	394,800
5.50%, 03/18/31	400	331,780
6.50%, 09/27/28(e)	400	385,100
8.75%, 05/03/29(a)	700	698,250
Stillwater Mining Co.
4.00%, 11/16/26(a)	200	196,126
4.50%, 11/16/29(a)	400	364,300
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	623,898
		4,546,504
Spain — 0.1%
Turkiye Garanti Bankasi AS, 8.13%, 01/08/36, (5-year CMT + 2.360%)(b)(d)	400	405,630
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	360,000
Switzerland — 0.1%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	251,250
12.00%, 02/15/31(a)	300	282,000
		533,250
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	400	412,624
Security	Par (000)	Value
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	$800	$744,484
5.00%, (5-year CMT + 4.729%)(f)	400	399,360
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	600	584,778
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(a)(d)(f)	400	395,500
		2,124,122
Togo — 0.1%
Ecobank Transnational Inc., 10.13%, 10/15/29(a)	400	423,376
Trinidad And Tobago — 0.1%
Port of Spain Waterfront Development, 7.88%, 02/19/40(a)	400	392,000
Turkey — 3.6%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	400	399,340
7.50%, 01/20/30(a)	200	205,562
7.88%, 09/04/35, (5-year CMT + 3.726%)(a)(d)	200	200,376
9.37%, (5-year CMT + 5.270%)(a)(d)(f)	400	415,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	362,000
Arcelik A/S, 8.50%, 09/25/28(a)	200	207,830
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	360	356,047
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	194,550
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	622,009
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	200	201,875
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	400	389,000
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	409,624
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	400	398,371
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	416,500
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	403,876
QNB Bank AS, 7.25%, 05/21/29(a)	200	207,964
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	409,228
8.63%, 05/02/32(a)	600	617,436
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	400	410,468
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	200	198,875
7.45%, 01/24/30(a)	200	205,300
7.65%, 01/24/32(a)	400	412,376
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(d)	200	203,688
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(d)	400	406,240
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	400	410,428
Turkiye Is Bankasi AS
7.75%, 06/12/29(a)	200	206,771
9.13%, , (5-year CMT + 4.633%)(a)(d)(f)	200	207,062
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(d)	400	425,331
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	400	399,000
7.25%, 07/31/30(b)	400	400,400
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	400	416,000
9.00%, 10/12/28(a)	400	426,796
10.12%, (5-year CMT + 5.493%)(a)(d)(f)	400	423,376

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	$600	$608,062
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	414,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	200	163,688
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	400	418,940
9.50%, 10/06/28(a)	600	626,625
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	403,300
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(d)	400	402,376
9.25%, 10/16/28(a)	400	430,500
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	400	419,772
9.74%, (5-year CMT + 5.499%)(a)(d)(f)	400	419,375
Yapi ve Kredi Bankasi AS, 7.25%, 03/03/30(a)	200	201,876
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	600	583,212
		16,660,425
Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	200	150,000
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(a)(d)(f)	400	422,630
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(f)	400	415,172
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	400	408,252
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)	400	414,750
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	205,930
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	400	409,740
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	206,375
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.597%)(a)(d)(f)	400	399,252
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(d)(f)	600	591,563
DIB Tier 1 Sukuk 6 Ltd., 5.25%, , (6-year CMT + 1.334%)(a)(d)(f)	400	395,016
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(d)(f)	800	799,500
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(d)(f)	400	387,876
6.13%, (6-year CMT + 5.702%)(a)(d)(f)	600	601,312
6.25%, , (6-year CMT + 1.839%)(a)(d)(f)	600	612,444
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(f)	200	206,312
Mashreqbank PSC, 7.13%, (5-year CMT + 2.705%)(a)(d)(f)	400	412,252
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	400	411,412
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(e)	585	497,835
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (5-year CMT + 1.780%)(a)(d)(f)	200	199,238
Sobha Sukuk Ltd.
8.00%, 02/19/29(a)	400	409,500
8.75%, 07/17/28(a)	400	416,468
		8,822,829
United Kingdom — 0.8%
Standard Chartered PLC
4.30%, (5-year CMT + 3.135%)(a)(d)(f)	800	751,000
4.75%, (5-year CMT + 3.805%)(a)(d)(f)	800	732,208
7.63%, , (5-year CMT + 3.023%)(a)(d)(f)	700	723,730
7.75%, (5-year CMT + 4.976%)(a)(d)(f)	800	829,836
Security	Par (000)	Value
United Kingdom (continued)
7.88%, (5-year CMT + 3.574%)(a)(d)(f)	$600	$632,250
		3,669,024
United States — 0.4%
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	650	616,687
9.63%, 02/14/30(a)	600	558,000
Playtika Holding Corp., 4.25%, 03/15/29(a)	300	274,545
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	394,776
		1,844,008
Zambia — 0.6%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	483	482,396
8.00%, 03/01/33(a)	600	618,000
8.63%, 06/01/31(a)	800	830,000
9.38%, 03/01/29(a)	1,000	1,056,250
		2,986,646
Total Corporate Bonds & Notes — 45.9% (Cost: $215,820,368)		211,950,878
Foreign Government Obligations(k)
Angola — 0.9%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	932,190
8.25%, 05/09/28(a)	1,000	967,500
8.75%, 04/14/32(a)	1,100	998,591
9.13%, 11/26/49(a)	800	633,248
9.38%, 05/08/48(a)	1,000	811,563
		4,343,092
Argentina — 5.4%
Argentina Republic Government International Bond
1.00%, 07/09/29	1,306	1,056,563
1.75%, 07/09/30(c)	7,820	6,009,996
3.50%, 07/09/41(c)(e)	6,369	3,865,745
4.38%, 07/09/46(c)(e)	1,161	738,928
4.75%, 07/09/35(c)	12,590	8,266,594
5.00%, 01/09/38(c)(e)	6,961	4,855,654
		24,793,480
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	557,280
5.45%, 09/16/32(a)	600	565,734
5.63%, 09/30/31(a)	600	578,472
5.63%, 05/18/34(a)	600	558,318
6.00%, 09/19/44(a)	800	686,000
6.75%, 09/20/29(a)	800	821,248
7.00%, 10/12/28(a)	1,100	1,136,094
7.38%, 05/14/30(a)	600	630,078
7.50%, 02/12/36(a)	600	632,850
7.75%, 04/18/35(a)	600	642,774
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	550	517,764
3.95%, 09/16/27(a)	700	675,066
4.50%, 03/30/27(a)	600	589,050
5.88%, 06/05/32(a)	800	806,224
6.00%, 02/12/31(a)	600	611,838
6.25%, 10/18/30(a)	600	615,675
6.25%, 07/07/33(a)	1,000	1,004,880
		11,629,345

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	$600	$458,100
Brazil — 4.9%
Brazil Government International Bond
4.75%, 01/14/50(e)	2,450	1,715,000
5.00%, 01/27/45(e)	1,900	1,430,700
5.63%, 01/07/41(e)	1,300	1,160,900
5.63%, 02/21/47	1,800	1,465,200
6.13%, 01/22/32	1,100	1,119,800
7.13%, 01/20/37(e)	1,000	1,073,000
7.13%, 05/13/54	1,300	1,246,700
8.25%, 01/20/34(e)	800	914,800
Brazilian Government International Bond
3.75%, 09/12/31(e)	950	850,250
3.88%, 06/12/30	2,100	1,978,200
4.50%, 05/30/29	1,000	980,500
4.63%, 01/13/28	1,600	1,596,800
5.50%, 11/06/30	800	801,400
6.00%, 10/20/33	1,200	1,182,924
6.13%, 03/15/34(e)	1,400	1,385,300
6.25%, 03/18/31	1,200	1,234,800
6.63%, 03/15/35	2,400	2,412,000
		22,548,274
Colombia — 4.9%
Colombia Government International Bond
3.00%, 01/30/30	900	790,200
3.13%, 04/15/31	1,400	1,176,000
3.25%, 04/22/32	1,400	1,137,738
3.88%, 04/25/27	1,000	980,282
3.88%, 02/15/61(e)	800	438,400
4.13%, 02/22/42	600	393,000
4.13%, 05/15/51(e)	1,000	596,000
4.50%, 03/15/29	1,200	1,149,000
5.00%, 06/15/45	2,800	1,947,904
5.20%, 05/15/49(e)	1,650	1,139,440
5.63%, 02/26/44	1,400	1,063,160
6.13%, 01/18/41(e)	1,400	1,171,800
7.38%, 04/25/30	1,200	1,255,731
7.38%, 09/18/37	1,050	1,022,248
7.50%, 02/02/34	1,400	1,421,000
7.75%, 11/07/36	1,200	1,196,700
8.00%, 04/20/33	889	935,228
8.00%, 11/14/35	1,200	1,231,200
8.38%, 11/07/54	1,000	972,000
8.50%, 04/25/35	1,100	1,166,000
8.75%, 11/14/53	1,200	1,219,200
		22,402,231
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	600	618,000
6.55%, 04/03/34(a)	1,000	1,044,000
7.00%, 04/04/44(a)	650	662,752
7.16%, 03/12/45(a)	800	826,270
7.30%, 11/13/54(a)	895	928,406
		4,079,428
Dominican Republic — 3.4%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,300	1,239,550
4.88%, 09/23/32(a)	1,900	1,755,766
Security	Par (000)	Value
Dominican Republic (continued)
5.30%, 01/21/41(a)	$850	$737,800
5.50%, 02/22/29(a)	1,100	1,098,350
5.88%, 01/30/60(a)	2,000	1,686,000
5.95%, 01/25/27(a)	950	958,075
6.00%, 07/19/28(a)	800	814,400
6.00%, 02/22/33(a)	1,000	994,281
6.40%, 06/05/49(a)	850	808,244
6.50%, 02/15/48(a)	600	576,750
6.85%, 01/27/45(a)	1,200	1,201,500
6.95%, 03/15/37(a)	1,200	1,227,900
7.05%, 02/03/31(a)	725	762,700
7.15%, 02/24/55	650	660,400
7.45%, 04/30/44(a)	1,000	1,054,250
		15,575,966
Ecuador — 1.3%
Ecuador Government International Bond
0.00%, 07/31/30(a)(j)	632	453,213
5.50%, 07/31/40(a)(c)	1,853	1,154,134
6.90%, 07/31/30(a)(c)	1,834	1,604,408
6.90%, 07/31/35(a)(c)	3,924	2,919,904
		6,131,659
Egypt — 2.6%
Egypt Government International Bond
5.80%, 09/30/27(a)	600	589,536
5.88%, 02/16/31(a)	1,000	883,500
6.59%, 02/21/28(a)	800	799,800
7.05%, 01/15/32(a)	600	550,650
7.30%, 09/30/33(a)	700	626,281
7.50%, 01/31/27(a)	1,200	1,213,125
7.50%, 02/16/61(a)	1,000	729,040
7.60%, 03/01/29(a)	1,000	1,011,000
7.63%, 05/29/32(a)	1,000	939,690
7.90%, 02/21/48(a)	850	658,750
8.50%, 01/31/47(a)	1,450	1,183,454
8.63%, 02/04/30(a)	800	814,000
8.70%, 03/01/49(a)	1,000	824,060
8.88%, 05/29/50(a)	1,200	1,003,140
		11,826,026
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(a)	600	632,100
9.65%, 11/21/54(a)	600	614,550
		1,246,650
Ghana — 0.8%
Ghana Government International Bond
5.00%, 07/03/29(a)(c)	1,675	1,586,816
5.00%, 07/03/35(a)(c)	2,627	2,107,467
		3,694,283
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	900	822,942
6.60%, 06/13/36(a)	600	614,313
		1,437,255
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(a)	149	148,049
Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	800	739,200
7.63%, 01/30/33(a)	600	600,600

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ivory Coast (continued)
8.25%, 01/30/37(a)	$1,000	$985,760
Ivory Coast Government International Bonds, 8.08%, 04/01/36(a)	1,000	984,000
		3,309,560
Jamaica — 0.6%
Jamaica Government International Bond
6.75%, 04/28/28(e)	700	726,775
7.88%, 07/28/45	1,100	1,284,250
8.00%, 03/15/39(e)	800	939,340
		2,950,365
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	597,012
5.85%, 07/07/30(a)	700	680,008
7.38%, 10/10/47(a)	600	543,900
7.50%, 01/13/29(a)	800	825,352
		2,646,272
Kenya — 0.9%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	600	493,686
7.25%, 02/28/28(a)	600	594,000
8.00%, 05/22/32(a)	800	759,448
8.25%, 02/28/48(a)	600	499,878
9.50%, 03/05/36(a)	1,000	961,880
9.75%, 02/16/31(a)	1,000	1,030,000
		4,338,892
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(h)(i)	500	92,500
6.10%, 10/04/24(a)(h)(i)	730	135,050
6.60%, 11/27/26(a)(h)(i)	960	177,600
6.65%, 02/26/30(a)(h)(i)	760	140,600
6.75%, 11/29/27(a)(h)(i)	720	133,200
6.85%, 03/23/27(a)(h)(i)	800	148,000
7.00%, 03/23/32(a)(h)(i)	625	115,625
		942,575
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	600	509,028
4.00%, 12/15/50(a)	800	548,000
5.95%, 03/08/28(a)	800	822,056
6.50%, 09/08/33(a)	700	740,481
		2,619,565
Nigeria — 1.9%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	778,000
6.50%, 11/28/27(a)	800	796,000
7.14%, 02/23/30(a)	900	876,762
7.38%, 09/28/33(a)	800	738,200
7.63%, 11/28/47(a)	800	651,248
7.70%, 02/23/38(a)	800	709,504
7.88%, 02/16/32(a)	1,000	974,380
8.25%, 09/28/51(a)	800	683,000
8.38%, 03/24/29(a)	800	820,752
8.75%, 01/21/31(a)	600	616,500
10.38%, 12/09/34(a)	1,000	1,073,440
		8,717,786
Security	Par (000)	Value
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	$600	$600,600
Pakistan Government International Bond
6.88%, 12/05/27(a)	950	928,625
7.38%, 04/08/31(a)	800	748,000
		2,277,225
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	600	595,800
5.40%, 03/30/50(a)	800	696,200
6.10%, 08/11/44(a)	600	581,791
		1,873,791
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	700	520,408
6.75%, 03/13/48(a)	600	386,250
7.75%, 06/10/31(a)	700	571,816
		1,478,474
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	735	627,964
6.00%, 06/12/34(a)	1,000	1,017,810
6.50%, 09/26/33(a)	500	529,074
		2,174,848
South Africa — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,200	1,159,902
4.85%, 09/27/27	600	597,948
4.85%, 09/30/29	1,100	1,060,043
5.00%, 10/12/46	600	418,500
5.38%, 07/24/44	700	531,244
5.65%, 09/27/47	800	601,888
5.75%, 09/30/49(e)	1,950	1,458,658
5.88%, 06/22/30	900	895,617
5.88%, 04/20/32(e)	1,000	976,000
7.10%, 11/19/36(a)	1,300	1,290,575
7.30%, 04/20/52	900	811,800
7.95%, 11/19/54(a)	900	856,800
		10,658,975
Sri Lanka — 0.8%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(c)	591	532,598
3.35%, 03/15/33(a)(c)	1,208	987,690
3.85%, 02/15/38(a)(c)	1,186	991,762
4.00%, 04/15/28(a)	720	684,258
5.10%, 06/15/35(a)(c)	882	626,248
8.75%, 03/15/33(a)(c)	100	81,750
		3,904,306
Turkey — 10.4%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)	1,600	1,604,600
6.75%, 09/01/30(b)(e)	1,600	1,606,400
7.25%, 02/24/27(a)	1,800	1,840,246
8.51%, 01/14/29(a)	1,500	1,602,188
Turkey Government International Bond
4.88%, 10/09/26(e)	1,700	1,691,712
5.13%, 02/17/28	1,200	1,182,000
5.25%, 03/13/30(e)	1,200	1,146,600

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
5.88%, 06/26/31	$1,100	$1,057,650
5.95%, 01/15/31	1,400	1,360,450
6.00%, 03/25/27	2,000	2,016,500
6.13%, 10/24/28(e)	1,700	1,709,350
6.50%, 09/20/33(e)	900	870,975
7.63%, 04/26/29	1,800	1,890,000
7.63%, 05/15/34(e)	1,800	1,863,000
8.00%, 02/14/34	850	912,934
8.60%, 09/24/27	1,400	1,482,348
9.13%, 07/13/30	1,500	1,667,865
9.38%, 03/14/29	1,300	1,435,200
9.88%, 01/15/28	2,200	2,404,187
Turkiye Government International Bond
4.88%, 04/16/43(e)	1,770	1,270,524
5.75%, 05/11/47(e)	2,200	1,681,350
6.00%, 01/14/41	1,900	1,593,625
6.63%, 02/17/45(e)	1,800	1,557,000
6.75%, 05/30/40(e)	1,300	1,207,050
6.88%, 03/17/36	1,700	1,662,974
7.13%, 02/12/32	1,600	1,617,200
7.13%, 07/17/32(e)	1,000	1,007,500
7.25%, 05/29/32	1,200	1,221,000
7.25%, 03/05/38(e)	600	612,048
9.38%, 01/19/33	1,600	1,820,500
11.88%, 01/15/30(e)	900	1,109,655
Turkiye Government International Bonds, 6.50%, 01/03/35	2,100	2,009,700
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	200,200
		47,914,531
Ukraine — 1.0%
Ukraine Government International Bond
3.00%, 02/01/34(a)(c)	1,261	476,013
3.00%, 02/01/35(a)(c)	928	438,278
3.00%, 02/01/36(a)(c)	828	391,470
6.00%, 02/01/29(a)(c)(i)	614	374,603
6.00%, 02/01/34(a)(c)	1,950	1,004,016
6.00%, 02/01/35(a)(c)	1,935	991,703
6.00%, 02/01/36(a)(c)	1,549	782,174
		4,458,257
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	800	574,720
5.25%, 01/30/43(a)	600	569,250
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	700	454,344
6.13%, 03/06/36(a)	600	606,966
6.50%, 11/23/32(a)	500	528,905
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	578,832
3.23%, 10/23/29(a)	500	467,745
4.23%, 03/14/28(a)	800	786,360
5.43%, 04/17/35(a)	600	600,564
		5,167,686
Security	Par (000)	Value
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	$762	$556,492
5.75%, 06/30/33(a)(c)	695	643,552
		1,200,044
Total Foreign Government Obligations — 51.4% (Cost: $245,200,241)		236,946,990
Total Long-Term Investments — 97.3% (Cost: $461,020,609)		448,897,868
	Shares
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(l)(m)(n)	45,724,797	45,743,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)	7,180,000	7,180,000
Total Short-Term Securities — 11.5% (Cost: $52,923,087)		52,923,087
Total Investments — 108.8% (Cost: $513,943,696)		501,820,955
Liabilities in Excess of Other Assets — (8.8)%		(40,755,431)
Net Assets — 100.0%		$461,065,524

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,126,596	$—	$(16,362,533)(a)	$12,051	$(33,027)	$45,743,087	45,724,797	$261,862 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,920,000	1,260,000 (a)	—	—	—	7,180,000	7,180,000	113,995	—
				$12,051	$(33,027)	$52,923,087		$375,857	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$211,950,878	$—	$211,950,878
Foreign Government Obligations	—	236,946,990	—	236,946,990
Short-Term Securities
Money Market Funds	52,923,087	—	—	52,923,087
	$52,923,087	$448,897,868	$—	$501,820,955

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF